STOCK-BASED COMPENSATION PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

15. STOCK-BASED COMPENSATION PLANS

        Under our parent's Stock Incentive Plan, as amended and restated (the "Stock Incentive Plan"), a plan approved by the Huntsman Corporation stockholders, our parent may grant nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of September 30, 2012, our parent was authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of September 30, 2012, our parent had 8 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our parent's common stock on the date the option award is granted. Stock-based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Compensation costs	$6	$2	$20	$17

        The total income tax benefit recognized in the statements of operations for stock-based compensation arrangements was $6 million and $5 million for the nine months ended September 30, 2012 and 2011, respectively.

STOCK OPTIONS

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our parent's common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve at the time of grant. The assumptions noted below represent the weighted average of the assumptions utilized for stock options granted during the periods.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Dividend yield	NA	3.6%	3.0%	2.3%
Expected volatility	NA	65.0%	65.3%	65.6%
Risk-free interest rate	NA	1.8%	1.3%	2.8%
Expected life of stock options granted during the period	NA	6.6 years	6.6 years	6.6 years

        During the three months ended September 30, 2012, no stock options were granted.

        A summary of stock option activity under the Stock Incentive Plan as of September 30, 2012 and changes during the nine months then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(661)	3.25
Forfeited	(251)	19.76

Outstanding at September 30, 2012	10,796	14.29	5.6	$41

Exercisable at September 30, 2012	8,643	14.27	4.8	38

        The weighted-average grant-date fair value of stock options granted during the nine months ended September 30, 2012 was $6.36 per option. As of September 30, 2012, there was $11 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.6 years.

        The total intrinsic value of stock options exercised during the nine months ended September 30, 2012 and 2011 was $7 million and $19 million, respectively.

NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of September 30, 2012 and changes during the nine months then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,395)	(1)	7.07	(760)	6.53
Forfeited	(27)		15.26	(63)	15.32

Nonvested at September 30, 2012	1,799		13.86	660	14.51

(1)
As of September 30, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during the nine months ended September 30, 2012. These shares have not been reflected as vested shares in this table because in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of September 30, 2012, there was $21 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.2 years. The value of share awards that vested during the nine months ended September 30, 2012 and 2011 was $21 million and $23 million, respectively.

22. STOCK-BASED COMPENSATION PLAN

        Under our parent's Stock Incentive Plan, a plan approved by the Huntsman Corporation stockholders, our parent may grant non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock- based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of December 31, 2011, our parent was authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of December 31, 2011, our parent had 10.6 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our parent's common stock on the date the option award is granted. Stock- based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan was as follows (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Compensation cost	$22	$24	$16

        The total income tax benefit recognized in the statement of operations for stock-based compensation arrangements was $6 million, $8 million and $6 million for the years ended December 31, 2011, 2010 and 2009 respectively.

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our parent's common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted averages of the assumptions utilized for all stock options granted during the year.

	Year ended December 31,
	2011	2010	2009
Dividend yield	2.3%	3.0%	15.4%
Expected volatility	65.6%	69.0%	70.4%
Risk-free interest rate	2.8%	3.1%	2.5%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

STOCK OPTIONS

        A summary of stock option activity under the Stock Incentive Plan as of December 31, 2011 and changes during the year then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2011	10,997	$12.28
Granted	953	17.51
Exercised	(1,268)	2.82
Forfeited	(337)	15.14

Outstanding at December 31, 2011	10,345	13.83	5.9	$27

Exercisable at December 31, 2011	7,089	16.34	5.0	13

        The weighted-average grant-date fair value of stock options granted during 2011, 2010 and 2009 was $9.17, $6.97 and $0.51 per option, respectively. As of December 31, 2011, there was $8 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.6 years.

        During 2009 no stock options were exercised. During the year ended December 31, 2011 and 2010, the total intrinsic value of stock options exercised was $19 million and $14 million, respectively.

  NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of December 31, 2011 and changes during the year then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2011	3,126		$6.95	1,642	$6.05
Granted	675		17.55	311	17.59
Vested	(1,500	)(1)	7.20	(729)	5.55
Forfeited	(14)		4.98	(124)	7.99

Nonvested at December 31, 2011	2,287		9.92	1,100	9.42

(1)
As of December 31, 2011, a total of 444,177 restricted stock units were vested, of which 115,045 vested during 2011. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of December 31, 2011, there was $16 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.9 years. The value of share awards that vested during the years ended December 31, 2011, 2010 and 2009 was $23 million, $18 million and $12 million, respectively.